Schedule of Investments (unaudited)	iShares® MSCI France ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 9.0%
Airbus SE	279,986	$41,609,516
Dassault Aviation SA	9,699	1,926,295
Safran SA	161,441	28,385,717
Thales SA	49,643	7,418,035
		79,339,563
Automobile Components — 1.2%
Cie. Generale des Etablissements Michelin SCA	320,423	10,774,654

Automobiles — 0.4%
Renault SA	90,895	3,572,065

Banks — 5.3%
BNP Paribas SA	496,148	31,191,345
Credit Agricole SA	504,648	6,613,713
Societe Generale SA	348,890	8,780,368
		46,585,426
Beverages — 2.0%
Pernod Ricard SA	96,591	16,687,098
Remy Cointreau SA	10,956	1,302,197
		17,989,295
Building Products — 1.6%
Cie. de Saint-Gobain	215,270	14,034,726

Capital Markets — 0.6%
Amundi SA(a)	28,997	1,787,423
Euronext NV(a)	40,419	3,355,259
		5,142,682
Chemicals — 5.7%
Air Liquide SA	247,371	46,896,641
Arkema SA	28,206	2,870,169
		49,766,810
Construction & Engineering — 4.1%
Bouygues SA	90,091	3,428,125
Eiffage SA	34,754	3,523,384
Vinci SA	239,787	29,336,291
		36,287,800
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA	272,047	5,157,946

Diversified Telecommunication Services — 1.2%
Orange SA	879,468	10,835,846

Electrical Equipment — 6.8%
Legrand SA	125,358	12,090,650
Schneider Electric SE	257,031	47,307,239
		59,397,889
Entertainment — 0.2%
Bollore SE	346,630	1,983,040

Financial Services — 1.1%
Edenred	117,902	6,421,780
Eurazeo SE	20,364	1,530,262
Wendel SE	356	30,146
Worldline SA/France(a)(b)	112,870	1,754,189
		9,736,377
Food Products — 2.2%
Danone SA	304,116	19,555,533

Health Care Equipment & Supplies — 3.3%
BioMerieux	19,620	2,113,303

Security	Shares	Value

Health Care Equipment & Supplies (continued)
EssilorLuxottica SA	139,256	$26,590,546
		28,703,849
Hotels, Restaurants & Leisure — 1.1%
Accor SA	93,835	3,262,598
La Francaise des Jeux SAEM(a)	49,662	1,797,074
Sodexo SA	41,644	4,462,641
		9,522,313
Household Durables — 0.1%
SEB SA	11,666	1,330,012

Insurance — 3.0%
AXA SA	852,062	26,567,627

IT Services — 1.7%
Capgemini SE	73,787	15,123,338

Life Sciences Tools & Services — 0.8%
Eurofins Scientific SE	63,748	3,708,497
Sartorius Stedim Biotech	12,993	2,929,837
		6,638,334
Machinery — 0.2%
Alstom SA	137,171	1,699,696

Media — 1.4%
Publicis Groupe SA	108,104	9,135,527
Vivendi SE	318,136	3,011,137
		12,146,664
Metals & Mining — 0.7%
ArcelorMittal SA	241,847	6,080,292

Multi-Utilities — 2.9%
Engie SA	862,665	14,969,916
Veolia Environnement SA	320,992	10,119,426
		25,089,342
Office REITs — 0.4%
Covivio	23,733	1,159,913
Gecina SA	21,871	2,421,694
		3,581,607
Oil, Gas & Consumable Fuels — 8.4%
TotalEnergies SE	1,082,374	73,773,796

Personal Care Products — 6.1%
L’Oreal SA	113,922	53,530,941

Pharmaceuticals — 5.9%
Ipsen SA	17,748	2,001,012
Sanofi	536,666	50,052,117
		52,053,129
Professional Services — 0.8%
Bureau Veritas SA	138,846	3,361,586
Teleperformance	28,119	3,946,077
		7,307,663
Retail REITs — 0.7%
Klepierre SA	101,086	2,544,653
Unibail-Rodamco-Westfield, New(b)	55,687	3,548,218
		6,092,871
Semiconductors & Semiconductor Equipment — 1.7%
STMicroelectronics NV	322,809	15,323,525

Software — 1.7%
Dassault Systemes SE	315,612	14,802,383

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 16.6%
Hermes International	14,959	$31,002,728
Kering SA	35,160	15,124,756
LVMH Moet Hennessy Louis Vuitton SE	130,419	99,806,977
		145,934,461
Transportation Infrastructure — 0.6%
Aeroports de Paris	16,359	2,017,107
Getlink SE	169,578	3,098,722
		5,115,829
Total Long-Term Investments — 100.1%
(Cost: $894,249,504)		880,577,324

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	7,970,000	7,970,000

Total Short-Term Securities — 0.9%
(Cost: $7,970,000)		7,970,000

Total Investments — 101.0%
(Cost: $902,219,504)		888,547,324

Liabilities in Excess of Other Assets — (1.0)%		(8,737,033)

Net Assets — 100.0%		$879,810,291

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$42,535	$—		$(42,539	)(b)	$8	$(4)	$—	—	$73	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,570,000	400,000	(b)	—		—	—	7,970,000	7,970,000	102,742		—
						$8	$(4)	$7,970,000		$102,815		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI France ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$880,577,324	$—	$880,577,324
Short-Term Securities
Money Market Funds	7,970,000	—	—	7,970,000
	$7,970,000	$880,577,324	$—	$888,547,324

3